AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")

               AMERITAS LIFE INSURANCE CORP SEPARATE ACCOUNT LLVA
               AMERITAS LIFE INSURANCE CORP SEPARATE ACCOUNT LLVL
                              ("Separate Accounts")

                                  Supplement to

                 Ameritas No-Load Variable Annuity ("NLVA 6150")
                            and Ameritas Advisor VUL
                         Prospectuses Dated May 1, 2010

                          Supplement Dated May 14, 2010


Effective on or about May 28, 2010, the Rydex Variable Trust will change the name of the following portfolio, which is available through subaccounts of the Separate Accounts:

------------------------------------------------------------ -------------------------------------------------------
                   Former Portfolio Name                          New Name Effective on or about May 28, 2010
------------------------------------------------------------ -------------------------------------------------------
Rydex/SGI All-Cap Opportunity Fund                           Rydex/SGI U.S. Long Short Momentum Fund
------------------------------------------------------------ -------------------------------------------------------

The TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES table in the Ameritas
Advisor VUL prospectus is updated as follows:
------------------------------------------------------------------------------ ------------------- ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
  Expenses that are deducted from portfolio assets, including management fees,       Minimum            Maximum
  distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------
Before any Waivers and Reductions                                                    0.19% (1)           1.85% (2)
------------------------------------------------------------------------------ ------------------- ------------------
After any Waivers and Reductions (explained in the footnotes at the end of           0.19% (1)           1.85% (2)
this section)
------------------------------------------------------------------------------ ------------------- ------------------
(1) Vanguard VIF Equity Index Portfolio and Vanguard VIF Money Market Portfolio
(2) Rydex/SGI U.S. Long Short Momentum Fund

The PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for the Rydex/SGI U.S. Long Short Momentum Fund as listed below.

--------------------------------------------------------------------------------------------------------------------------
                                                                   Acquired
                                                                   Fund Fees      Total      Waivers      Total Expenses
Subaccount's underlying             Management   12b-1    Other       and       Portfolio      and       after Waivers and
Portfolio Name*                        Fees      Fees     Fees     Expenses       Fees      Reductions   Reductions if any
--------------------------------------------------------------------------------------------------------------------------
RYDEX/SGI
--------------------------------------------------------------------------------------------------------------------------
U.S. Long Short Momentum (1)           0.90%      -       0.95%      -            1.85%      -               1.85%
--------------------------------------------------------------------------------------------------------------------------

Rydex/SGI (1) The fees and expenses shown are based on the Fund's current fees and expenses, adjusted to reflect estimated short dividend expenses, short interest expense and remaining other expenses, which are expected to increase if the New Principal Investment Strategy is implemented.

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

The Fund's investment objective remains the same.

Therefore, all references to this portfolio in the product prospectus are changed to the new name effective on or about May 28, 2010.

Please see the Rydex/SGI U.S. Long Short Momentum Fund prospectus for more information.

All other provisions of your Policy remain as stated in your Policy and prospectus.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.
                 If you do not have a current prospectus, please
                      contact Ameritas at 1-800-745-1112.